GENERAL	12 Months Ended
Dec. 31, 2021
General
GENERAL

NOTE 1: GENERAL

A. Organizational Background

Viewbix Inc. (formerly known as Virtual Crypto Technologies, Inc.) (the “Company”) was incorporated in the State of Delaware on August 16, 1985, under a predecessor name, The InFerGene Company (“InFerGene Company”). On August 25, 1995, a wholly owned subsidiary of InFerGene Company merged with Zaxis International, Inc., an Ohio corporation, which following such merger, the surviving entity, InFerGene Company, changed its name to Zaxis International, Inc (“Zaxis”). In 2015 the Company changed its name to Emerald Medical Applications Corp.

On January 17, 2018, the Company formed a new wholly owned subsidiary under the laws of the State of Israel, Virtual Crypto Technologies Ltd. (“VCT Israel”), to develop and market software and hardware products facilitating and supporting the purchase and/or sale of cryptocurrencies. Effective as of March 7, 2018, the Company’s name was changed from Emerald Medical Applications Corp. to Virtual Crypto Technologies, Inc. to reflect its new operations and business focus.

On February 7, 2019, the Company entered into a share exchange agreement (the “Share Exchange Agreement” or the “Recapitalization Transaction”) with Gix Internet Ltd., a company organized under the laws of the State of Israel (“Gix” or “Parent Company’’), pursuant to which, Gix assigned, transferred and delivered its 99.83% holdings in Viewbix Ltd., a company organized under the laws of the State of Israel (“Viewbix Israel”), to the Company in exchange for shares of the Company, which resulted in Viewbix Israel becoming a subsidiary of the Company. In connection with the Share Exchange Agreement, effective as of August 7, 2019, the Company’s name was changed from Virtual Crypto Technologies, Inc. to Viewbix Inc.

VCT Israel ceased its business operation prior to consummation of the Recapitalization Transaction. On January 27, 2020, VCT Israel was sold to a third party for NIS 50 (approximately $13).

B. Emerald Medical Applications Ltd.

Emerald Medical Applications Ltd., the Company’s wholly owned subsidiary (“Emerald Israel”) was engaged in the business of developing DermaCompare technology and the development, sale and service of imaging solutions utilizing its DermaCompare software for use in derma imaging and analytics for the detection of skin cancer. On January 29, 2018, the Company ceased the DermaCompare operations of its former subsidiary.

On May 2, 2018, the District Court of Lod, Israel issued a winding-up order for Emerald Israel and appointed an Israeli attorney as special executor for Emerald Israel.

VIEWBIX INC.

NOTES TO COMBINED CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 1: GENERAL (Cont.)

C. Reorganization Transaction

On December 5, 2021, the Company entered into a certain Agreement and Plan of Merger with Gix Media Ltd. (“Gix Media”), an Israeli company and the majority-owned (77.92%) subsidiary of Gix, the Parent Company and Vmedia Merger Sub Ltd., an Israeli company and wholly-owned subsidiary of the Company (“Merger Sub”), pursuant to which, Merger Sub merged with and into Gix Media, with Gix Media being the surviving entity and a wholly-owned subsidiary of the Company (the “Reorganization Transaction”).

On September 19, 2022, (the “Closing Date”) the Reorganization Transaction was consummated and as a result, all outstanding ordinary shares of Gix Media, having no par value (the “Gix Media Shares”) were delivered to the Company in exchange for the Company’s shares of common stock, par value $0.0001 per share (“Common Stock”). As a result of the Reorganization Transaction, the former holders of Gix Media Shares, who previously held approximately 68% of the Company’s Common Stock, hold approximately 97% of the Company’s Common Stock, and Gix Media became a wholly owned subsidiary of the Company.

As the Company and Gix Media were consolidated by the Parent Company, before and after the Reorganization Transaction, the Reorganization Transaction was accounted for as a transaction between entities under common control. Accordingly, the combined financial information of the Company and Gix Media is presented in these financial statements, for all periods presented, reflecting the historical cost of the Company and Gix Media, as it is reflected in the combined consolidated financial statements of the Parent Company.

Share and per share data in these financial statements have been retrospectively adjusted, for all periods presented, to reflect a number of shares that is equivalent to the number of shares of the Company post the Reorganization Transaction.

VIEWBIX INC.

NOTES TO COMBINED CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 1: GENERAL (Cont.)

D. Business Overview

The Company and its subsidiaries (the “Group”), Gix Media and Cortex Media Group Ltd. (“Cortex”), operates in the field of digital advertising. The Group has two main activities that are reported as separate operating segments: the search segment and the digital content segment.

The search segment develops a variety of technological software solutions, which perform automation, optimization, and monetization of internet campaigns, for the purposes of obtaining and routing internet user traffic to its customers. The search segment activity is conducted by Gix Media.

The digital content segment is engaged in the creation and editing of content, in different languages, for different target audiences, for the purposes of generating revenues from leading advertising platforms, including Google, Facebook, Yahoo and Apple, by utilizing such content to obtain and route internet user traffic for its customers. The digital content segment activity is conducted by Cortex. Gix Media holds 70% of Cortex’s share capital, The remaining shares are held by Cortex’s founders (see note 7).

The Group’s technological tools allow advertisers and website owners to earn more from their advertising campaigns and generate additional profits from their websites.

E. Reverse Stock Split

In connection with the Closing of the Reorganization Transaction, the Company filed an Amended and Restated Certificate of Incorporation (the “Amended COI”) with the Secretary of State of Delaware, effective as of August 31, 2022, pursuant to which, concurrently with the effectiveness of the Amended COI, the Company, among other things, effected a reverse stock split of its Common Stock at a ratio of 1-for-28. Share and per share data in these financial statements have been retrospectively adjusted to reflect the reverse stock split for all periods presented.